LEASE LIABILITIES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liabilities
Contract less than 12 months	R$ 3,746	R$ 995	R$ 339
Lower Assets value	14,986	5,859	4,975
Variable lease payments	411,996	325,913	498,529
Total	R$ 430,728	R$ 332,767	R$ 503,843